STOCKHOLDERS' EQUITY (DEFICIT) & STOCK-BASED COMPENSATION (Details 3) - USD ($)	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				136,082	274,019	490,031
Equity Option [Member]
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,845,953	1,597,650	1,250,479	1,197,252	1,059,315	509,969
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 1 month 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 7.57	$ 7.17	$ 5.58	$ 5.25	$ 4.74	$ 2.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,011,586
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 5.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 3,564,268
Equity Option [Member] | Minimum [Member]
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 1.98
Equity Option [Member] | Maximum [Member]
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 17.70